Intangible assets - Other intangible assets (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Intangible assets
Intangible assets and goodwill	£ 754,467,000	£ 775,170,000	£ 768,857,000
Cost / gross value
Intangible assets
Intangible assets and goodwill	1,299,307,000	1,267,525,000	1,207,745,000
Accumulated depreciation, amortization and impairment
Intangible assets
Intangible assets and goodwill	(544,840,000)	(492,355,000)	(438,888,000)
Other intangible assets
Intangible assets
Intangible assets and goodwill	5,027,000	6,845,000	8,642,000
Other intangible assets | Cost / gross value
Intangible assets
Intangible assets and goodwill	16,644,000	14,797,000	13,964,000
Other intangible assets | Cost / gross value | Internally generated
Intangible assets
Intangible assets and goodwill	2,103,000	2,098,000
Other intangible assets | Accumulated depreciation, amortization and impairment
Intangible assets
Intangible assets and goodwill	(11,617,000)	(7,952,000)	(5,322,000)
Other intangible assets | Accumulated depreciation, amortization and impairment | Internally generated
Intangible assets
Intangible assets and goodwill	(1,976,000)	(1,316,000)
Registrations
Intangible assets
Intangible assets and goodwill	£ 327,987,000	£ 346,872,000	338,762,000
Useful life of assets beyond one year after current year	3 years	4 years
Registrations | Within 1 year
Intangible assets
Intangible assets and goodwill	£ 114,900,000	£ 119,700,000
Registrations | Cost / gross value
Intangible assets
Intangible assets and goodwill	861,210,000	831,275,000	772,328,000
Registrations | Accumulated depreciation, amortization and impairment
Intangible assets
Intangible assets and goodwill	£ (533,223,000)	£ (484,403,000)	£ (433,566,000)